Parent company only condensed financial information - Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 13, 2019	Aug. 30, 2019	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent assets
Investment in subsidiaries	¥ 118,829			¥ 29,452
Total noncurrent assets	2,268,514			1,523,987
Current assets
Amount due from subsidiaries				15,027
Prepayments and other receivables	528,277			337,214
Cash and cash equivalents	1,077,875			565,027		¥ 847,767	¥ 78,158
Total current assets	7,658,807			7,858,622
Total assets	9,927,321			9,382,609
Equity
Share capital	73	¥ 6,549	¥ 257	66	¥ 6,000
Shares held for share option scheme	(88,280)			(88,280)
Reserves	8,461,637			6,151,453		1,200,376	¥ 862,162
Accumulated loss	(4,003,318)			(2,342,752)
Equity attributable to equity owners of the Company	4,370,112			3,720,487
Noncurrent liabilities
Total noncurrent liabilities	466,864			429,131
Current liabilities
Unpaid business acquisition consideration of View Foundation	48,000
Accrued expenses	1,075,576			1,280,641
Total current liabilities	4,939,916			5,122,390
Total liabilities	5,406,780			5,551,521
Total equity and liabilities	9,927,321			9,382,609
Parent company
Noncurrent assets
Investment in subsidiaries	3,816,927			3,715,759
Total noncurrent assets	3,816,927			3,715,759
Current assets
Amount due from subsidiaries	85,694			31,297
Prepayments and other receivables	2,540			265
Cash and cash equivalents	634,507			159,644		¥ 431,257
Total current assets	722,741			191,206
Total assets	4,539,668			3,906,965
Equity
Share capital	73			66
Shares held for share option scheme	(88,280)			(88,280)
Reserves	8,461,637			6,151,453
Accumulated loss	(4,003,318)			(2,342,752)
Equity attributable to equity owners of the Company	4,370,112			3,720,487
Noncurrent liabilities
Amounts payable for purchase of shares held for share option scheme	88,280			88,280
Total noncurrent liabilities	88,280			88,280
Current liabilities
Investment deposit received from investors				90,002
Unpaid business acquisition consideration of View Foundation	48,000
Accrued expenses	33,276			8,196
Total current liabilities	81,276			98,198
Total liabilities	169,556			186,478
Total equity and liabilities	¥ 4,539,668			¥ 3,906,965